Other Assets (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Estimated amortization expense for other intangible assets
Estimated amortization expense, 2013	$ 200
Estimated amortization expense, 2014	170
Estimated amortization expense, 2015	151
Estimated amortization expense, 2016	126
Estimated amortization expense, 2017	$ 75